Deutsche Investment Management Americas Inc.
One Beacon Street
Boston, MA 02108

March 1, 2010

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

RE:	DWS Gold & Precious Metals Fund (the “Fund”), a series of DWS Mutual Funds, Inc. (the “Corporation”) (Reg. Nos. 033-22059, 811-05565)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Corporation hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed on behalf of the Corporation pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 34 to the Corporation’s Registration Statement on form N-1A (the “Amendment”) do not differ from that contained in the Amendment, which is the most recent amendment to the Corporation’s Registration Statement and was filed electronically on February 26, 2010.

Please direct any comments or questions relating to this filing to the undersigned at 617-295-3681.

Very truly yours,

/s/Laura McCollum

Laura McCollum
Vice President
Deutsche Investment Management Americas Inc.

cc:           Elizabeth Reza, Esq., Ropes & Gray